Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes (Textual)
Percentage appropriation of valuation allowance as decided by management	100.00%	100.00%
U.S. federal [Member]
Income taxes (Textual)
Net operating loss carryforwards	$ 7,600,000	$ 6,000,000
Operating loss carryforwards expiry date	2027 through 2031.
Income tax rate	35.00%	35.00%
German Tax Authority [Member]
Income taxes (Textual)
Net operating loss carryforwards	490,000	450,000
Income tax rate	35.00%	35.00%
UK tax authority [Member]
Income taxes (Textual)
Net operating loss carryforwards	$ 100,000	$ 0
Income tax rate	24.00%	24.00%